SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF RESTRICTED ORDINARY SHARES HELD BY THE COMPANY'S EMPLOYEES

A summary of the Company’s restricted ordinary shares held by the Company’s employees for the years ended December 31, 2024 and 2025 is presented below:

	Number of shares	Weighted average grant date fair value
Unvested as of January 1, 2024	2,802,977	4.62
Granted	6,430,000	0.54
Vested	(906,732)	0.89
Forfeited	(87,225)	1.76
Unvested as of December 31, 2024	8,239,020	1.88
Granted	1,802,351	0.57
Vested	(2,541,677)	0.67
Forfeited	(18,816)	0.57
Unvested as of December 31, 2025	7,480,878	1.98

SCHEDULE OF COMPENSATION EXPENSES RECOGNIZED

Total compensation expenses recognized for restricted ordinary shares for the years ended December 31, 2023, 2024 and 2025 were allocated to the following expense items:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Research and development expenses	654	(545)	2,013
General and administrative expenses	10,868	1,828	2,529
Selling and marketing expenses	1,851	10,968	7,969
Total restricted ordinary shares compensation expenses	13,373	12,251	12,511

SCHEDULE OF SHARE OPTIONS ACTIVITIES

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$
Outstanding as of January 1, 2024	13,141,586	0.26
Granted	1,000,000	0.38
Forfeited	(736,690)	0.15
Exercised	(1,018,889)	0.19
Outstanding as of December 31, 2024 and 2025	12,386,007	0.28
Vested and expected to vest as of December 31, 2025	12,386,007	0.28	2.61	24,278
Exercisable as of December 31, 2025	11,499,929	0.25	1.74	24,016

SCHEDULE OF FAIR VALUE ASSUMPTIONS

The fair values of the options granted are estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

Year ended
Grant dates:	December 31, 2024
Risk free rate of return	2.5%
Volatility	45.0%
Expected dividend yield	0%
Exercise multiple	2.20
Fair value of underlying ordinary share	US$0.30- US$0.52
Expiration terms	10 years

Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF COMPENSATION EXPENSES RECOGNIZED

Compensation expense recognized for share options during the years ended December 31,2023, 2024 and 2025 is allocated to the following expense items:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	3	-	-
Research and development expenses	1,006	55	-
Selling and marketing expenses	6,068	345	1
General and administrative expenses	1,788	1,653	681
Total share option compensation expenses	8,865	2,053	682